Note 22 - Changes in Equity - Carrying Value Adjustments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, equity		R$ 75,151.2	R$ 62,556.0	R$ 57,454.8
Gains/(losses) on the translation of foreign operations		2,558.0	7,686.2	(522.5)
Cash flow hedges		481.3	101.4	(131.2)
Actuarial gains/(losses)		340.0	(258.0)	(106.3)
Total comprehensive income		16,501.9	19,261.5	11,428.4
Gains/(losses) on controlling interest		(37.6)	0.9	78.3
Tax on deemed dividends		(1.7)	(5.9)	(4.6)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0	0.0
Balance, equity		84,017.6	75,151.2	62,556.0
Carrying value adjustments, translation reserves [member]
Statement Line Items [Line Items]
Balance, equity		11,076.5	3,583.4
Gains/(losses) on the translation of foreign operations		2,449.7	7,493.1
Cash flow hedges		0.0	0.0
Actuarial gains/(losses)		0.0	0.0
Total comprehensive income		2,449.7	7,493.1
Options granted on subsidiaries		0.0	0.0
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends		0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity		13,526.2	11,076.5	3,583.4
Carrying value adjustments, cash flow hedge [member]
Statement Line Items [Line Items]
Balance, equity		744.5	645.1
Gains/(losses) on the translation of foreign operations		0.0	0.0
Cash flow hedges		480.8	99.4
Actuarial gains/(losses)		0.0	0.0
Total comprehensive income		480.8	99.4
Options granted on subsidiaries		0.0	0.0
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends		0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity		1,225.3	744.5	645.1
Carrying value adjustments, actuarial gains/losses [member]
Statement Line Items [Line Items]
Balance, equity		(1,473.3)	(1,221.0)
Gains/(losses) on the translation of foreign operations		0.0	0.0
Cash flow hedges		0.0	0.0
Actuarial gains/(losses)		341.8	(252.3)
Total comprehensive income		341.8	(252.3)
Options granted on subsidiaries		0.0	0.0
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends		0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity		(1,131.5)	(1,473.3)	(1,221.0)
Carrying value adjustments, put option granted on subsidiary [member]
Statement Line Items [Line Items]
Balance, equity	[1]	(5.0)	(50.2)
Gains/(losses) on the translation of foreign operations	[1]	0.0	0.0
Cash flow hedges	[1]	0.0	0.0
Actuarial gains/(losses)	[1]	0.0	0.0
Total comprehensive income	[1]	0.0	0.0
Options granted on subsidiaries	[1]	(1.9)	45.2
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends	[1]	0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity	[1]	(6.9)	(5.0)	(50.2)
Carrying value adjustments, gains (losses) of non-controlling interest's share [member]
Statement Line Items [Line Items]
Balance, equity	[1]	(73.6)	14.5
Gains/(losses) on the translation of foreign operations	[1]	0.0	0.0
Cash flow hedges	[1]	0.0	0.0
Actuarial gains/(losses)	[1]	0.0	0.0
Total comprehensive income	[1]	0.0	0.0
Options granted on subsidiaries	[1]	0.0	(82.6)
Gains/(losses) on controlling interest		(46.2)	0.4
Tax on deemed dividends	[1]	(1.7)	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity	[1]	(121.5)	(73.6)	14.5
Carrying value adjustments, business combination [member]
Statement Line Items [Line Items]
Balance, equity		156.1	156.1
Gains/(losses) on the translation of foreign operations		0.0	0.0
Cash flow hedges		0.0	0.0
Actuarial gains/(losses)		0.0	0.0
Total comprehensive income		0.0	0.0
Options granted on subsidiaries		0.0	0.0
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends		0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		0.0	0.0
Balance, equity		156.1	156.1	156.1
Carrying value adjustments, accounting adjustments for transactions between shareholders [member]
Statement Line Items [Line Items]
Balance, equity		(75,414.2)	(75,402.4)
Gains/(losses) on the translation of foreign operations		0.0	0.0
Cash flow hedges		0.0	0.0
Actuarial gains/(losses)		0.0	0.0
Total comprehensive income		0.0	0.0
Options granted on subsidiaries		0.0	0.0
Gains/(losses) on controlling interest		0.0	0.0
Tax on deemed dividends		0.0	0.0
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		(11.8)	(11.8)
Balance, equity		(75,426.0)	(75,414.2)	(75,402.4)
Carrying value adjustments [member]
Statement Line Items [Line Items]
Balance, equity		(64,989.0)	(72,274.5)	(71,584.8)
Gains/(losses) on the translation of foreign operations		2,449.7	7,493.1	(505.8)
Cash flow hedges		480.8	99.4	(132.2)
Actuarial gains/(losses)		341.8	(252.3)	(104.8)
Total comprehensive income		3,272.3	7,340.2	(742.8)
Options granted on subsidiaries		(1.9)	(37.4)
Gains/(losses) on controlling interest		(46.2)	0.4	(0.5)
Tax on deemed dividends		(1.7)	(5.9)	(4.6)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting		(11.8)	(11.8)	(11.8)
Balance, equity		R$ (61,778.3)	R$ (64,989.0)	R$ (72,274.5)

[1]	Adjusted balances for comparative purposes.